Vessels, net - Impairment loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ (4,615)	$ (29,902)
m/v River Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(332)	(6,920)
m/v Sky Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(1,231)	(8,074)
m/v Star Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(460)	(7,197)
m/v Sun Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	(2,013)	(4,797)
m/v Moon Globe
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss	$ (579)	$ (2,914)